Revision to Prior Period Financial Statements (Details) - Schedule of balance sheet and the misstatement (Parentheticals) - As Restated [Member] - Blue Water Acquisition Corp [Member]	Dec. 17, 2020 $ / shares
Revision to Prior Period Financial Statements (Details) - Schedule of balance sheet and the misstatement (Parentheticals) [Line Items]
Shares subject to possible redemption, par value	$ 0.0001
Preferred stock, par value	0.0001
Class A common stock
Revision to Prior Period Financial Statements (Details) - Schedule of balance sheet and the misstatement (Parentheticals) [Line Items]
Common stock, par value	0.0001
Class B common stock
Revision to Prior Period Financial Statements (Details) - Schedule of balance sheet and the misstatement (Parentheticals) [Line Items]
Common stock, par value	$ 0.0001